UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one): [ ]is a restatement.
                                      [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marvin & Palmer Associates, Inc.
Address:          1201 N. Market Street
                  Suite 2300
                  Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Chief Financial Officer - Principal
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware           February 10, 2006

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

    Form 13F File Number      Name

    28-1190                   Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   2

Form 13F Information Table Entry Total:      148

Form 13F Information Table Value Total:      $2,738,251
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number           Name

1         28-10076                       Okabena Investment Services, Inc.
2         28-10077                       Prudential Financial Inc.





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
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Column 1                      Column 2  Column 3     Column 4      Column 5     Column 6     Column 7          Column 8
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                                                                   SHRS OR                                 VOTING AUTHORITY
                                                                   SH/PUT/
       NAME OF ISSUER         TITLE OF                 VALUE       PRN AMT     INVESTMENT     OTHER
                               CLASS      CUSIP      (x$1000)      PRN CALL    DISCRETION    MANAGERS    SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices,         Com     007903107         $89        2,900         Sole          2       2,900
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices,
Inc.                            Com     007903107     $24,706      807,400         Sole                807,400
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices,         Com     007903107      $2,215       72,400         Sole                                      72,400
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alcon,                          Com     H01301102         $39          300         Sole          2         300
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alcon,
Inc.                            Com     H01301102     $12,338       95,200         Sole                 95,200
------------------------------------------------------------------------------------------------------------------------------------
Alcon,                          Com     H01301102        $946        7,300         Sole                                       7,300
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Altria Group,                   Com     02209S103        $262        3,500         Sole          2       3,500
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Altria Group,
Inc.                            Com     02209S103     $55,413      741,605         Sole                741,605
------------------------------------------------------------------------------------------------------------------------------------
Altria Group,                   Com     02209S103      $7,173       96,000         Sole                                      96,000
Inc.
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA                ADR     02364W105      $1,071       36,600         Sole          1      36,600
ADR
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA
ADR                             ADR     02364W105         $79        2,700         Sole          2       2,700
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA
ADR                             ADR     02364W105     $51,802    1,770,400         Sole              1,770,400
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA                ADR     02364W105     $35,653    1,218,500         Sole                                   1,218,500
ADR
------------------------------------------------------------------------------------------------------------------------------------
Amgen,                          Com     031162100        $339        4,300         Sole          2       4,300
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Amgen,
Inc.                            Com     031162100     $94,009    1,192,099         Sole              1,192,099
------------------------------------------------------------------------------------------------------------------------------------
Amgen,                          Com     031162100     $14,124      179,100         Sole                                     179,100
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer,                 Com     037833100        $467        6,500         Sole          2       6,500
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer,
Inc.                            Com     037833100    $111,534    1,551,460         Sole              1,551,460
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer,                 Com     037833100     $11,035      153,500         Sole                                     153,500
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,         Com     073902108        $127        1,100         Sole          2       1,100
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,
Inc.                            Com     073902108     $33,839      292,900         Sole                292,900
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies,         Com     073902108      $3,235       28,000         Sole                                      28,000
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Broadcom                        Com     111320107        $349        7,400         Sole          2       7,400
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Broadcom
Corporation                     Com     111320107     $91,306    1,936,500         Sole              1,936,500
------------------------------------------------------------------------------------------------------------------------------------
Broadcom                        Com     111320107      $8,643      183,300         Sole                                     183,300
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Business Objects SA             ADR     12328X107         $40        1,000         Sole          2       1,000
ADR
------------------------------------------------------------------------------------------------------------------------------------
Business Objects SA
ADR                             ADR     12328X107      $9,181      227,200         Sole                227,200
------------------------------------------------------------------------------------------------------------------------------------
Business Objects SA             ADR     12328X107     $13,994      346,300         Sole                                     346,300
ADR
------------------------------------------------------------------------------------------------------------------------------------
Caremark Rx,                    Com     141705103         $98        1,900         Sole          2       1,900
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Caremark Rx,
Inc.                            Com     141705103     $26,765      516,800         Sole                516,800
------------------------------------------------------------------------------------------------------------------------------------
Caremark Rx,                    Com     141705103      $2,362       45,600         Sole                                      45,600
Inc.
------------------------------------------------------------------------------------------------------------------------------------



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Caterpillar,                    Com     149123101        $185        3,200         Sole          2       3,200
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar,
Inc.                            Com     149123101     $59,151    1,023,900         Sole              1,023,900
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar,                    Com     149123101     $10,716      185,500         Sole                                     185,500
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Celgene                         Com     151020104        $104        1,600         Sole          2       1,600
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Celgene
Corporation                     Com     151020104     $36,865      568,900         Sole                568,900
------------------------------------------------------------------------------------------------------------------------------------
Celgene                         Com     151020104      $2,877       44,400         Sole                                      44,400
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Charles                         Com     808513105         $79        5,400         Sole          2       5,400
Schwab
------------------------------------------------------------------------------------------------------------------------------------
Charles
Schwab                          Com     808513105     $27,962    1,906,100         Sole              1,906,100
------------------------------------------------------------------------------------------------------------------------------------
Charles                         Com     808513105      $1,254       85,500         Sole                                      85,500
Schwab
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile              Com     167760107        $147          400         Sole          2         400
Exchange
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile
Exchange                        Com     167760107     $45,293      123,250         Sole                123,250
------------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile              Com     167760107      $4,336       11,800         Sole                                      11,800
Exchange
------------------------------------------------------------------------------------------------------------------------------------
Corning,                        Com     219350105        $134        6,800         Sole          2       6,800
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Corning,
Inc.                            Com     219350105     $42,009    2,136,800         Sole              2,136,800
------------------------------------------------------------------------------------------------------------------------------------
Corning,                        Com     219350105      $3,389      172,400         Sole                                     172,400
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle                    Com     228227104         $75        2,800         Sole          2       2,800
International
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle
International                   Com     228227104     $19,795      735,600         Sole                735,600
------------------------------------------------------------------------------------------------------------------------------------
Crown Castle                    Com     228227104      $1,978       73,500         Sole                                      73,500
International
------------------------------------------------------------------------------------------------------------------------------------
CVS                             Com     126650100         $79        3,000         Sole          2       3,000
Corp.
------------------------------------------------------------------------------------------------------------------------------------
CVS
Corp.                           Com     126650100     $30,589    1,157,808         Sole              1,157,808
------------------------------------------------------------------------------------------------------------------------------------
CVS                             Com     126650100      $2,172       82,200         Sole                                      82,200
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Ebay,                           Com     278642103      $2,792       64,600         Sole                 64,600
Inc.
------------------------------------------------------------------------------------------------------------------------------------
EnCana
Corp                            Com     292505104        $406        9,000         Sole                  9,000
------------------------------------------------------------------------------------------------------------------------------------
EnCana                          Com     292505104     $29,047      643,200         Sole                                     643,200
Corp
------------------------------------------------------------------------------------------------------------------------------------
Federated Department            Com     31410H101         $66        1,000         Sole          2       1,000
Stores
------------------------------------------------------------------------------------------------------------------------------------
Federated Department
Stores                          Com     31410H101     $20,423      307,900         Sole                307,900
------------------------------------------------------------------------------------------------------------------------------------
Federated Department            Com     31410H101      $1,366       20,600         Sole                                      20,600
Stores
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP        ADR     344419106     $26,647      367,500         Sole                367,500
ADR
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP        ADR     344419106     $17,439      240,500         Sole                                     240,500
ADR
------------------------------------------------------------------------------------------------------------------------------------
Genentech,                      Com     368710406        $324        3,500         Sole          2       3,500
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Genentech,
Inc.                            Com     368710406     $90,692      980,455         Sole                980,455
------------------------------------------------------------------------------------------------------------------------------------
Genentech,                      Com     368710406     $14,671      158,600         Sole                                     158,600
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Genzyme                         Com     372917104        $163        2,300         Sole          2       2,300
Corp.
------------------------------------------------------------------------------------------------------------------------------------
Genzyme
Corp.                           Com     372917104     $54,352      767,900         Sole                767,900
------------------------------------------------------------------------------------------------------------------------------------
Genzyme                         Com     372917104      $4,707       66,500         Sole                                      66,500
Corp.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences,                Com     375558103        $279        5,300         Sole          2       5,300
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences,
Inc.                            Com     375558103     $82,046    1,560,700         Sole              1,560,700
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences,                Com     375558103      $7,554      143,700         Sole                                     143,700
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,            Com     38141G104        $307        2,400         Sole          2       2,400
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc.                            Com     38141G104     $81,862      641,000         Sole                641,000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,            Com     38141G104      $7,382       57,800         Sole                                      57,800
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Google,                         Com     38259P508        $290          700         Sole          2         700
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Google,
Inc.                            Com     38259P508     $94,232      227,141         Sole                227,141
------------------------------------------------------------------------------------------------------------------------------------
Google,                         Com     38259P508      $6,617       15,950         Sole                                      15,950
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa                  ADR     40049J206     $17,018      211,400         Sole                211,400
S.A.
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa                  ADR     40049J206     $11,463      142,400         Sole                                     142,400
S.A.
------------------------------------------------------------------------------------------------------------------------------------
Halliburton                     Com     406216101        $105        1,700         Sole          2       1,700
Company
------------------------------------------------------------------------------------------------------------------------------------
Halliburton
Company                         Com     406216101     $36,302      585,900         Sole                585,900
------------------------------------------------------------------------------------------------------------------------------------
Halliburton                     Com     406216101      $2,652       42,800         Sole                                      42,800
Company
------------------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd.                  ADR     40415F101      $1,858       36,500         Sole                 36,500
ADR
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                 Com     428236103         $77        2,700         Sole          2       2,700
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                 Com     428236103     $29,088    1,016,005         Sole              1,016,005
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard                 Com     428236103      $2,036       71,100         Sole                                      71,100
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank                      ADR     45104G104     $24,854      863,000         Sole                863,000
ADR
------------------------------------------------------------------------------------------------------------------------------------
Icici Bank                      ADR     45104G104     $17,536      608,900         Sole                                     608,900
ADR
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies            ADR     456788108      $7,549       93,364         Sole                 93,364
ADR
------------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies            ADR     456788108      $3,881       48,000         Sole                                      48,000
ADR
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group             Com     47102X105         $61        3,300         Sole          2       3,300
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group
Inc.                            Com     47102X105     $22,499    1,207,700         Sole              1,207,700
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group             Com     47102X105      $1,615       86,700         Sole                                      86,700
Inc.
------------------------------------------------------------------------------------------------------------------------------------
KLA - Tencor                    Com     482480100         $79        1,600         Sole          2       1,600
Corporation
------------------------------------------------------------------------------------------------------------------------------------
KLA - Tencor
Corporation                     Com     482480100     $27,028      547,900         Sole                547,900
------------------------------------------------------------------------------------------------------------------------------------
KLA - Tencor                    Com     482480100      $2,166       43,900         Sole                                      43,900
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                    ADR     50049M109      $1,165       15,600         Sole                 15,600
ADR
------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                    ADR     50049M109      $2,391       32,000         Sole                                      32,000
ADR
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason,                     Com     524901105        $263        2,200         Sole          2       2,200
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason,
Inc.                            Com     524901105     $73,861      617,100         Sole                617,100
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason,                     Com     524901105      $6,846       57,200         Sole                                      57,200
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,       Com     524908100        $359        2,800         Sole          2       2,800
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.                            Com     524908100    $104,555      815,750         Sole                815,750
------------------------------------------------------------------------------------------------------------------------------------


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Lehman Brothers Holdings,       Com     524908100     $15,970      124,600         Sole                                     124,600
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lowe's                          Com     548661107        $240        3,600         Sole          2       3,600
Companies
------------------------------------------------------------------------------------------------------------------------------------
Lowe's
Companies                       Com     548661107     $64,225      963,465         Sole                963,465
------------------------------------------------------------------------------------------------------------------------------------
Lowe's                          Com     548661107      $6,353       95,300         Sole                                      95,300
Companies
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology              Com     G5876H105        $191        3,400         Sole          2       3,400
Group
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology
Group                           Com     G5876H105     $53,521      954,200         Sole                954,200
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc.                            Com     590188108         $75        1,100         Sole          2       1,100
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc.                            Com     590188108     $18,734      276,600         Sole                276,600
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.,            Com     590188108      $2,018       29,800         Sole                                      29,800
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Motorola,                       Com     620076109         $77        3,400         Sole          2       3,400
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Motorola,
Inc.                            Com     620076109     $26,030    1,152,300         Sole              1,152,300
------------------------------------------------------------------------------------------------------------------------------------
Motorola,                       Com     620076109      $2,214       98,000         Sole                                      98,000
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Nice Systems                    ADR     653656108      $8,341      173,200         Sole                173,200
ADR
------------------------------------------------------------------------------------------------------------------------------------
Nice Systems                    ADR     653656108      $4,994      103,700         Sole                                     103,700
ADR
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro             ADR     71654V408     $36,469      511,700         Sole                511,700
ADR
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro             ADR     71654V408     $24,681      346,300         Sole                                     346,300
ADR
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm,                       Com     747525103         $73        1,700         Sole          2       1,700
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm,
Inc.                            Com     747525103     $21,975      510,100         Sole                510,100
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm,                       Com     747525103      $1,939       45,000         Sole                                      45,000
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Robert Half                     Com     770323103        $102        2,700         Sole          2       2,700
International
------------------------------------------------------------------------------------------------------------------------------------
Robert Half
International                   Com     770323103     $26,284      693,700         Sole                693,700
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics GDR        Reg-S    796050888      $6,261       19,000         Sole                                      19,000
Reg-S
------------------------------------------------------------------------------------------------------------------------------------
Satyam Computers Services       ADR     804098101     $11,475      313,600         Sole                313,600
ADR
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger
Ltd.                            Com     806857108        $155        1,600         Sole          2       1,600
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger
Ltd.                            Com     806857108     $48,400      498,200         Sole                498,200
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger                    Com     806857108      $3,915       40,300         Sole                                      40,300
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group
Ltd.
ADR                             ADR     824596100      $1,019       12,500         Sole                                      12,500
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio          Com     82966U103        $169       25,200         Sole          2      25,200
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio
Inc.                            Com     82966U103     $46,890    6,998,500         Sole              6,998,500
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio          Com     82966U103      $4,220      629,800         Sole                                     629,800
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind.        ADR     881624209     $26,941      626,400         Sole                626,400
ADR
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Ind.        ADR     881624209     $19,406      451,200         Sole                                     451,200
ADR
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments,              Com     882508104        $260        8,100         Sole          2       8,100
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments,
Inc.                            Com     882508104     $82,109    2,560,300         Sole              2,560,300
------------------------------------------------------------------------------------------------------------------------------------




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Texas Instruments,              Com     882508104      $5,769      179,900         Sole                                     179,900
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth                    Com     91324P102        $466        7,500         Sole          2       7,500
Group
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth
Group                           Com     91324P102    $118,664    1,909,627         Sole              1,909,627
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth                    Com     91324P102     $20,009      322,000         Sole                                     322,000
Group
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint                       Com     94973V107        $112        1,400         Sole          2       1,400
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint
Inc.                            Com     94973V107     $32,597      408,540         Sole                408,540
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint                       Com     94973V107      $2,849       35,700         Sole                                      35,700
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market,             Com     966837106        $201        2,600         Sole          2       2,600
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market,
Inc.                            Com     966837106     $56,371      728,400         Sole                728,400
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market,             Com     966837106      $5,247       67,800         Sole                                      67,800
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Yahoo,                          Com     984332106        $298        7,600         Sole          2       7,600
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Yahoo,
Inc.                            Com     984332106     $82,553    2,107,022         Sole              2,107,022
------------------------------------------------------------------------------------------------------------------------------------
Yahoo,                          Com     984332106      $7,401      188,900         Sole                                     188,900
Inc.
------------------------------------------------------------------------------------------------------------------------------------